Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended	2 Months Ended			3 Months Ended		4 Months Ended			5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended			9 Months Ended		10 Months Ended		11 Months Ended	12 Months Ended			13 Months Ended	14 Months Ended			15 Months Ended	16 Months Ended			17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended			21 Months Ended	22 Months Ended		24 Months Ended	25 Months Ended	26 Months Ended		27 Months Ended	28 Months Ended			30 Months Ended	32 Months Ended		33 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended		40 Months Ended		42 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended	50 Months Ended	52 Months Ended		56 Months Ended	58 Months Ended	64 Months Ended		70 Months Ended	76 Months Ended	88 Months Ended
	Aug. 04, 2025	Dec. 02, 2024	Mar. 25, 2024	Oct. 23, 2023	May 18, 2023	Aug. 15, 2022	Dec. 13, 2021	Apr. 05, 2021	Sep. 28, 2020	Mar. 18, 2019	Apr. 30, 2024	Jan. 31, 2025	Jul. 31, 2023	Jan. 31, 2022	Oct. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2019	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2023	Oct. 31, 2024	Jul. 31, 2025	Jan. 31, 2024	Jul. 31, 2022	Apr. 30, 2026	Jul. 31, 2024	Jan. 31, 2025	Jul. 31, 2021	Oct. 31, 2025	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2023	Apr. 30, 2025	Jan. 31, 2026	Jul. 31, 2024	Jan. 31, 2023	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2020	Apr. 30, 2026	Jan. 31, 2024	Oct. 31, 2025	Jul. 31, 2026	Jan. 31, 2025	Jul. 31, 2023	Jul. 31, 2025	Jan. 31, 2026	Jul. 31, 2022	Jul. 31, 2024	Apr. 30, 2026	Jul. 31, 2025	Jan. 31, 2024	Jan. 31, 2026	Jul. 31, 2026	Jul. 31, 2023	Jul. 31, 2021	Jan. 31, 2025	Jan. 31, 2026	Jul. 31, 2024	Jul. 31, 2026	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2026	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2022	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2026	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2024	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026
C000210296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value										$ 10,000									$ 10,659																							$ 11,150																	$ 15,372										$ 13,844							$ 16,678				$ 21,205		$ 25,418	$ 30,872
C000221226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value									$ 10,000																					$ 11,950																					$ 9,235													$ 9,841								$ 10,362						$ 9,848			$ 12,367
C000226201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value								$ 10,000										$ 10,875																							$ 10,124																	$ 11,356										$ 13,697							$ 15,884				$ 18,680
C000226202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value								10,000										10,477																							8,994																	10,119										11,101							12,448				15,190
C000232558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value							$ 10,000							$ 9,657												$ 8,801												$ 9,035										$ 10,082							$ 10,885							$ 12,740					$ 14,278				$ 14,913			$ 16,102			$ 17,628
C000236859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value						$ 10,000																$ 9,185												$ 9,080										$ 9,054								$ 9,915								$ 11,532					$ 13,499					$ 11,155			$ 11,630
C000245618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value				$ 10,000												$ 11,355												$ 12,543											$ 13,703										$ 15,039							$ 17,500							$ 19,610
C000248199 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value			$ 10,000								$ 9,573						$ 10,427						$ 10,788						$ 11,448						$ 10,444					$ 12,029					$ 13,047					$ 13,185			$ 13,876				$ 14,543
C000254669 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value		$ 10,000										$ 10,017								$ 10,574				$ 11,464							$ 12,677					$ 13,819							$ 14,613			$ 15,102
C000261955 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000														$ 10,821						$ 11,999						$ 12,151					$ 12,334
C000271463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value					$ 10,000								$ 10,870												$ 11,704												$ 12,992										$ 13,497							$ 14,370							$ 16,116					$ 18,035
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																S&P 500 Index
Accumulated Value							$ 10,000							$ 9,758												$ 8,996												$ 8,956										$ 10,167							$ 10,821							$ 12,418					$ 13,675				$ 14,447			$ 15,910			$ 17,273
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI USA Index
Accumulated Value			$ 10,000							$ 10,000	$ 9,678						$ 10,634		$ 10,599				$ 11,043						$ 11,784						$ 10,864					$ 12,438		$ 11,989			$ 13,460					$ 13,639			$ 14,206				$ 14,813		$ 16,509										$ 15,375							$ 17,395				$ 21,225		$ 24,825	$ 29,564
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI All Country World Index (Net)
Accumulated Value						$ 10,000			10,000													$ 9,898								13,025				$ 10,908										$ 11,352							11,659	$ 12,764								$ 13,705				13,165	$ 14,790					$ 16,703		15,405	$ 18,060					17,850			21,797
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Russell 1000 Index
Accumulated Value				$ 10,000	10,000			10,000					11,018			$ 11,483		10,797							11,711			$ 13,126									13,387		$ 14,550		10,055						14,839		$ 15,297					15,601		$ 16,778		11,357			17,111		$ 18,194			18,555		13,799							16,081				19,127
MSCI World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI World ex USA Index (Net)
Accumulated Value								$ 10,000										$ 10,454																							$ 9,074																	$ 10,478										$ 11,643							$ 13,239				$ 16,548
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI ACWI ex-USA Index (Net)
Accumulated Value		$ 10,000										$ 10,069								$ 10,554				$ 11,379							$ 12,444					$ 13,581							$ 13,952			$ 14,618
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000														$ 10,699						$ 11,667						$ 11,767						$ 12,373
STOXX Global Breakthrough Healthcare Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																STOXX Global Breakthrough Healthcare Index (Net)
Accumulated Value									$ 10,000																					$ 12,213																					$ 9,009													$ 9,118								$ 9,379						$ 9,166			$ 11,588
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Russell 1000 Value Index
Accumulated Value					$ 10,000								$ 10,824												$ 11,099												$ 12,426										$ 13,267							$ 13,519							$ 15,368					$ 17,736